Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of Restricted Stock Awards Granted to Employees, Executives and Board Members

The restricted stock awards granted to employees, executives and board members during the years ended December 31, 2021 and 2020 were as follows (in thousands):

	Unvested Restricted Stock Awards
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance - December 31, 2019	(690,132)	$1.05
Granted	-	$-
Vested	568,280	$0.42
Forfeited	(121,852)	$0.42
Unvested balance - December 31, 2020	-	$-
Granted	50,000	$1.08
Vested	-	$-
Forfeited	(50,000)	$1.08
Unvested balance - December 31, 2021	-	$-

Schedule of Restricted Stock Awards Activity

For the year ended December 31, 2020, the Company had the following transactions related to its common stock including restricted stock awards (in thousands, except share and per share data):

Transaction Type	Quantity (Shares)	Valuation	Range of Value per Share
Stock issued for advertising services	226,722	$204	$0.90
Restricted stock forfeited by directors	(121,850)	(51)	0.42
Total	104,872	$153	$ 0.42 to $0.90

Summary of Stock Options Outstanding, Granted, Exercised, Expired and Forfeited

The following table describes the total options outstanding, granted, exercised, expired and forfeited as of and during the years ended December 31, 2021 and 2020, as well as the total options exercisable as of December 31, 2021.

	Options Outstanding	Weighted Average Exercise Price Per Share	Weighted Average Fair Value of Options	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Issued and outstanding as of December 31, 2019	171,703	$1.89	2	$6.17	$—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Issued and outstanding as of December 31, 2020	171,703	$1.89	$1.72	$6.17	$—
Granted	5,227,738	0.74	0.74	4.19	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Issued and outstanding as of December 31, 2021	5,399,441	$0.74	$0.74	$4.19	—
Exercisable as of December 31, 2021	—	—	—	—	—